Note 7 - Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
2022 (remainder of year)	$ 1,583
2023	2,390
2024	2,428
2025	2,462
2026	2,522
Thereafter	216,533
Total lease payments	227,918
Less imputed interest	(166,402)
Total	$ 61,516	$ 61,289